Transactions with related parties - Cardiff Mariine Additional Information (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2012 Cardiff Marine [Member] USD ($)	Dec. 31, 2011 Cardiff Marine [Member] USD ($)	Dec. 31, 2010 Cardiff Marine [Member] USD ($)	Dec. 31, 2012 Cardiff Marine [Member] EUR (€)	Dec. 31, 2012 Global Services Agreement with Cardiff [Member] USD ($)	Dec. 31, 2011 Global Services Agreement with Cardiff [Member] USD ($)
Quarterly fees for financial accounting services	$ 347,986			€ 236,626
Professional Fees	0	0	1,983,000
Fees paid for employment arrangements					6,193,000	2,357,000
Sale And Purchase Fees					$ 960,000